Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 5,448	$ 4,838	$ 10,129	$ 12,095